Net Loss Per Share (Details) - Schedule of Anti-dilutive Shares - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Anti-dilutive Shares [Line Items]
Anti-dilutive shares	1,508,565	144,790	1,551,131	19,181
Shares subject to outstanding stock options [Member]
Schedule of Anti-dilutive Shares [Line Items]
Anti-dilutive shares			13,439	17,821
Shares subject to unvested restricted stock units [Member]
Schedule of Anti-dilutive Shares [Line Items]
Anti-dilutive shares			7,691
Shares subject to outstanding warrants [Member]
Schedule of Anti-dilutive Shares [Line Items]
Anti-dilutive shares			1,530,001	1,360